UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/06

Date of reporting period: 4/30/06

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.7%):
China (7.0%):
Consumer Discretionary (3.1%):
1,311,000	China Resources Enterprise Ltd.	$2,806,991

Energy (1.2%):
586,000	China Shenhua Energy Co. Ltd.	1,061,950

Industrials (2.7%):
628,000	Cosco Pacific Ltd.	1,494,467
1,532,000	Jiangsu Expressway Co. Ltd., Class H	913,904

		2,408,371

		6,277,312

Hong Kong (23.7%):
Consumer Discretionary (7.6%):
360,000	Cheung Kong Holdings Ltd.	4,055,979
572,000	Li & Fung Ltd.	1,357,513
418,000	Shangri-La Asia Ltd.	741,326
270,500	Yue Yuen Industrial Holdings Ltd.	793,741

		6,948,559

Energy (2.6%):
2,868,500	CNOOC Ltd.	2,312,412

Financials (4.2%):
382,520	Dah Sing Banking Group Ltd.	752,409
669,000	Hang Lung Group Ltd.	1,592,035
3,732	Standard Chartered PLC	96,272
147,000	Wing Hang Bank Ltd.	1,363,253

		3,803,969

Industrials (4.1%):
446,742	Kerry Properties Ltd.	1,581,719
270,000	Lung Kee (Bermuda) Holdings Ltd.	193,280
10,500	Swire Pacific Ltd., Class A	107,397
622,500	Swire Pacific Ltd., Class B	1,184,300
367,500	Techtronic Industries Co. Ltd.	616,213

		3,682,909

Information Technology (0.9%):
1,824,000	Solomon Systech International Ltd.	811,660

Real Estate Investment Trust (0.4%):
145,000	Link REIT (b)	319,812

Telecommunications (0.3%):
267,000	SmarTone Telecommunications Holdings Ltd.	299,613

Utilities (3.6%):
1,372,000	Hong Kong & China Gas Co. Ltd.	3,273,830

		21,452,764

India (3.3%):
Financials (1.6%):
24,200	HDFC Bank Ltd., ADR	1,423,444

Information Technology (1.7%):
20,100	Infosys Technologies Ltd., ADR	1,580,865

		3,004,309

Indonesia (0.7%):
Consumer Discretionary (0.7%):
482,000	PT Astra International, Inc.	656,773

Malaysia (10.2%):
Consumer Discretionary (3.7%):
517,300	Astro All Asia Networks PLC	653,672
210,500	Genting Berhad	1,480,963
310,500	Tanjong PLC	1,225,038

		3,359,673

Consumer Staples (4.8%):
1,112,100	IOI Corp. Berhad	4,356,965

Financials (1.7%):
884,300	Bumiputra-Commerce Holdings Bhd	1,537,064

		9,253,702

Philippines (1.1%):
Financials (0.9%):
116,097	Ayala Corp.	808,412

Telecommunications (0.2%):
2,068	Philippine Long Distance Telephone Co.	81,800
1,500	Philippine Long Distance Telephone Co. ADR	59,625

		141,425

		949,837

Singapore (16.0%):
Consumer Staples (4.1%):
266,400	Fraser & Neave Ltd.	3,724,813

Financials (4.3%):
130,000	Great Eastern Holdings Ltd.	1,159,686
635,346	Oversea-Chinese Banking Corp.	2,733,363

		3,893,049

Industrials (4.7%):
431,000	Keppel Corp. Ltd.	4,172,023

Telecommunications (2.9%):
872,285	Singapore Telecommunications Ltd.	1,512,123
777,000	StarHub Ltd.	1,101,151

		2,613,274

		14,403,159

South Korea (17.6%):
Construction (0.5%):
6,200	GS Engineering & Construction Corp.	449,857

Consumer Discretionary (6.3%):
18,490	Hyundai Mobis	1,633,836
53,100	LG Corp.	1,850,361
4,609	Shinsegae Co. Ltd.	2,253,897

		5,738,094

Financials (5.1%):
1	Kookmin Bank	90
8,995	Samsung Fire & Marine Insurance Co. Ltd.	1,292,906
66,160	Shinhan Financial Group Co. Ltd.	3,298,526

		4,591,522

Information Technology (5.5%):
18,750	S1 Corp.	837,355
6,051	Samsung Electronics Co. Ltd.	4,133,704

		4,971,059

Materials (0.2%):
5,065	LG.Philips LCD Co. Ltd. (b)	213,303

		15,963,835

Taiwan (9.8%):
Consumer Staples (0.7%):
807,000	Uni-President Enterprises Corp.	609,138

Financials (0.7%):
731,304	Chinatrust Financial Holding Co.	601,348

Industrials (2.0%):
305,000	Novatek Microelectronics Corp.	1,818,781

Information Technology (6.4%):
293,999	Advantech Co. Ltd.	807,385
161,000	Asustek Computer, Inc.	446,184
365,000	Delta Electronics, Inc.	1,138,692
186,143	Hon Hai Precision Industry Co.	1,264,828
626,566	Powertech Technology, Inc.	2,153,317

		5,810,406

		8,839,673

Thailand (3.6%):
Energy (1.9%):
247,700	PTT Public Co. Ltd., Foreign	1,703,268

Financials (1.7%):
842,200	Kasikornbank Public Co. Ltd., Foreign	1,526,375

		3,229,643

United Kingdom (2.7%):
Financials (2.7%):
92,249	Standard Chartered PLC	2,448,940

Total Common Stocks (Cost $69,283,594)		86,479,947

Investment Company (3.0%):
2,671,028	Victory Institutional Money Market Fund, Investor Shares	2,671,028

Total Investment Company (Cost $2,671,028)		2,671,028

Total Investments (Cost $71,954,622) (a) - 98.7%		$89,150,975

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,590,425
Unrealized depreciation	(587,935)

Net unrealized appreciation	$17,002,490

(b)	Non-income producing security.

ADR	– American Depositary Receipt
PLC	– Public Limited Company

At April 30, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Long
Philippine Peso	5/3/06	3,633,063	$70,408	$70,259	$(150)
Philippine Peso	5/2/06	581,321	11,266	11,244	(22)

Total Long Contracts			$81,674	$81,503	$(171)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.4%):
Australia (2.1%):
Energy (0.8%):
50,125	Woodside Petroleum Ltd.	$1,781,667

Financials (0.7%):
82,093	Westpac Banking Corp.	1,564,971

Information Technology (0.6%):
211,943	Computershare Ltd.	1,268,445

		4,615,083

Austria (0.5%):
Financials (0.5%):
18,579	Erste Bank der oesterreichischen Sparkassen AG	1,127,250

Belgium (1.2%):
Consumer Discretionary (1.2%):
27,500	InBev NV (b)	1,386,846
78,514	SES Global FDR	1,286,498

		2,673,344

		2,673,344

Brazil (2.6%):
Energy (0.8%):
16,649	Petroleo Brasileiro SA, ADR	1,645,421

Materials (1.3%):
25,900	Aracruz Celulose SA, ADR	1,426,572
33,400	Companhia Vale do Rio Doce, ADR	1,485,632

		2,912,204

Utilities (0.5%):
23,400	Companhia Energetica de Minas Gerais SA, ADR	1,108,926

		5,666,551

Canada (3.0%):
Energy (0.8%):
18,942	Suncor Energy, Inc.	1,624,087

Financials (0.7%):
22,889	Manulife Financial Corp.	1,494,423

Information Technology (0.5%):
88,577	Celestica, Inc. (b)	997,377

Materials (1.0%):
30,200	Alcan, Inc.	1,578,252
14,700	Inco Ltd.	830,109

		2,408,361

		6,524,248

China (2.3%):
Consumer Discretionary (0.5%):
2,794,000	Denway Motors Ltd.	1,126,177

Energy (1.2%):
2,088,000	China Petroleum & Chemical Corp.	1,326,378
1,314,000	Yanzhou Coal Mining Co. Ltd.	1,118,586

		2,444,964

Financials (0.6%):
478,000	Ping An Insurance Co. of China Ltd. (Group)	1,316,303

		4,887,444

Denmark (0.9%):
Industrials (0.9%):
70,202	Vestas Wind Systems A/S (b)	1,905,824

Finland (1.0%):
Consumer Discretionary (0.5%):
61,850	Nokian Renkaat Oyj	1,057,918

Information Technology (0.5%):
51,200	Nokia Oyj	1,165,736

		2,223,654

France (10.2%):
Consumer Discretionary (0.8%):
46,600	Vivendi Universal SA	1,701,129

Consumer Staples (1.0%):
36,296	Carrefour SA	2,105,138

Energy (2.2%):
20,300	Technip SA	1,281,601
25,941	Total SA, ADR	3,580,376

		4,861,977

Financials (1.4%):
38,047	Axa, ADR (b)	1,392,901
17,292	BNP Paribas SA	1,633,727

		3,026,628

Health Care (0.6%):
12,248	Essilor International SA	1,228,245

Industrials (1.3%):
25,611	Schneider Electric SA	2,899,438

Information Technology (0.5%):
58,000	STMicroelectronics NV, NY Registered Shares	1,061,400

Telecommunications (1.3%):
20,964	Bouygues SA	1,143,702
67,800	France Telecom SA	1,583,030

		2,726,732

Utilities (1.1%):
22,515	Suez SA	885,809
25,300	Veolia Environnement	1,511,420

		2,397,229

		22,007,916

Germany (4.5%):
Consumer Discretionary (1.1%):
11,662	Adidas-Salomon AG	2,465,176

Financials (0.9%):
11,007	Allianz AG	1,839,660

Industrials (0.7%):
14,979	Siemens AG	1,419,922

Information Technology (0.5%):
20,529	SAP AG, ADR	1,121,499

Utilities (1.3%):
13,693	E.ON AG	1,678,010
14,003	RWE AG	1,213,651

		2,891,661

		9,737,918

Greece (0.5%):
Consumer Discretionary (0.5%):
34,926	Folli-Follie SA, Registered Shares	994,777

Hong Kong (2.8%):
Consumer Discretionary (1.5%):
238,000	Esprit Holdings Ltd.	1,900,194
655,462	Shangri-La Asia Ltd.	1,162,466

		3,062,660

Industrials (0.8%):
75,000	Hutchison Whampoa Ltd.	736,167
1,230,500	Johnson Electric Holdings Ltd.	1,039,568

		1,775,735

Telecommunications (0.5%):
546,000	Foxconn International Holdings Ltd. (b)	1,176,087

		6,014,482

India (1.1%):
Financials (0.6%):
20,400	HDFC Bank Ltd., ADR	1,199,928

Information Technology (0.5%):
15,476	Infosys Technologies Ltd., ADR	1,217,187

		2,417,115

Israel (1.0%):
Health Care (0.6%):
33,272	Teva Pharmaceutical Industries Ltd., ADR	1,347,516

Information Technology (0.4%):
46,500	Check Point Software Technologies Ltd. (b)	899,775

		2,247,291

Italy (3.0%):
Energy (1.2%):
57,133	ENI SpA	1,744,035
37,124	Saipem SpA	928,135

		2,672,170

Financials (1.8%):
497,145	UniCredito Italiano SpA	3,743,779

		6,415,949

Japan (19.3%):
Consumer Discretionary (3.9%):
59,800	Denso Corp.	2,347,879
287,000	Isuzu Motors Ltd.	1,036,074
95,300	Nissan Motor Co. Ltd.	1,253,088
105,000	Sharp Corp.	1,843,610
32,800	Toyota Motor Corp.	1,918,735

		8,399,386

Consumer Staples (0.7%):
113,000	Ajinomoto Co., Inc.	1,407,413

Financials (5.4%):
127,000	Bank of Yokohama Ltd. (The)	996,144
67,000	Chugoku Bank Ltd. (The)	1,053,404
190,000	Joyo Bank Ltd. (The)	1,275,011
66,700	Nomura Holdings, Inc.	1,508,586
10,010	ORIX Corp.	3,006,956
169	Sumitomo Mitsui Financial Group, Inc.	1,855,512
191,000	Sumitomo Trust & Banking Co. Ltd. (The)	2,033,306

		11,728,919

Health Care (1.2%):
79,000	Shionogi & Co. Ltd.	1,332,973
20,700	Takeda Pharmaceutical Co. Ltd.	1,265,455

		2,598,428

Industrials (3.5%):
69,000	Asahi Glass Co., Ltd.	974,545
53,900	JS Group Corp.	1,200,145
230,000	Marubeni Corp.	1,325,253
11,900	SMC Corp.	1,808,256
69,000	Sumitomo Corp.	1,033,939
35,800	THK Co. Ltd.	1,169,750

		7,511,888

Information Technology (3.3%):
20,100	Canon, Inc.	1,537,734
27,300	Ibiden Co. Ltd.	1,297,260
4,310	Keyence Corp.	1,131,162
22,300	Nidec Corp.	1,719,754
9,200	Nintendo Co. Ltd.	1,373,737

		7,059,647

Materials (0.7%):
17,800	Nitto Denko Corp.	1,493,105

Telecommunications (0.6%):
205	KDDI Corp.	1,264,032

		41,462,818

Mexico (0.6%):
Consumer Staples (0.6%):
41,706	Wal-Mart de Mexico SA de CV, ADR	1,186,819

Netherlands (1.6%):
Consumer Staples (0.4%):
11,988	Unilever NV	863,016

Financials (1.2%):
40,677	ABN AMRO Holding NV	1,215,533
34,613	ING Groep NV	1,408,499

		2,624,032

		3,487,048

Russia (1.0%):
Energy (0.7%):
16,096	LUKOIL, ADR	1,456,688

Materials (0.3%):
25,932	Evraz Group SA *	648,300

		2,104,988

Singapore (2.5%):
Financials (1.4%):
264,000	DBS Group Holdings Ltd.	2,973,049

Industrials (1.1%):
156,000	Keppel Corp. Ltd.	1,510,059
102,000	Singapore Airlines Ltd.	916,361

		2,426,420

		5,399,469

South Africa (0.2%):
Energy (0.2%):
12,200	Sasol Ltd.	514,219

South Korea (2.3%):
Consumer Discretionary (0.5%):
2,110	Shinsegae Co., Ltd.	1,031,834

Financials (0.6%):
14,280	Kookmin Bank	1,280,004

Information Technology (1.2%):
3,720	Samsung Electronics Co. Ltd.	2,541,297

		4,853,135

Spain (3.8%):
Financials (2.4%):
115,218	Banco Bilbao Vizcaya Argentaria SA	2,544,833
179,734	Banco Santander Central Hispano SA	2,786,346

		5,331,179

Telecommunications (1.4%):
183,403	Telefonica SA	2,938,075

		8,269,254

Sweden (1.1%):
Consumer Discretionary (0.5%):
91,400	Eniro AB	1,003,324

Financials (0.6%):
46,400	Svenska Handelsbanken AB, Class A	1,334,076

		2,337,400

Switzerland (10.0%):
Consumer Staples (1.1%):
7,769	Nestle SA	2,370,241

Financials (2.1%):
49,122	Credit Suisse Group	3,086,468
11,613	UBS AG, Registered Shares	1,376,925

		4,463,393

Health Care (4.5%):
5,663	Nobel Biocare Holding AG	1,399,992
72,513	Novartis AG	4,161,396
11,670	Roche Holding AG, Genusschien	1,795,022
1,820	Serono SA, Class B	1,194,935
9,489	Synthes, Inc.	1,178,663

		9,730,008

Industrials (0.5%):
82,306	ABB Ltd. (b)	1,175,041

Materials (1.8%):
18,200	Ciba Specialty Chemicals AG, Registered Shares	1,117,132
19,500	Lonza Group AG, Registered Shares	1,384,094
9,167	Syngenta AG	1,279,151

		3,780,377

		21,519,060

Taiwan (0.9%):
Information Technology (0.9%):
432,498	Taiwan Semiconductor Manufacturing Co. Ltd.	924,396
106,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,111,928

		2,036,324

		2,036,324

United Kingdom (18.4%):
Consumer Discretionary (3.8%):
371,511	British Sky Broadcasting Group PLC	3,559,586
24,804	Carnival PLC	1,229,210
262,432	Kingfisher PLC	1,077,796
183,100	Reuters Group PLC	1,298,653
538,805	Signet Group PLC	1,041,340

		8,206,585

Consumer Staples (1.3%):
30,691	Reckitt Benckiser PLC	1,118,610
293,374	Tesco PLC	1,709,022

		2,827,632

Energy (1.5%):
42,826	BP PLC, ADR	3,157,133

Financials (6.1%):
149,256	Barclays PLC	1,864,135
257,365	Cattles PLC	1,771,420
177,042	HBOS PLC	3,106,934
84,800	HSBC Holdings PLC	1,445,964
31,900	Man Group PLC	1,469,775
356,137	Old Mutual PLC	1,248,356
95,390	Prudential Corp. PLC	1,119,197
32,459	Royal Bank of Scotland Group PLC (The)	1,059,951

		13,085,732

Health Care (2.4%):
30,800	AstraZeneca PLC	1,701,564
46,573	GlaxoSmithKline PLC	1,321,292
271,300	Smith & Nephew PLC	2,243,273

		5,266,129

Industrials (0.7%):
465,273	Hays PLC	1,433,671
6,472,140	Rolls Royce Group PLC, B shares	12,155

		1,445,826

Information Technology (0.7%):
641,095	ARM Holdings PLC	1,589,704

Materials (1.1%):
117,482	BHP Billiton PLC	2,418,356

Telecommunications (0.8%):
70,916	Vodafone Group PLC, ADR	1,680,709

		39,677,806

Total Common Stocks (Cost $179,404,236)		212,307,186

Investment Company (2.4%):
5,112,967	Victory Institutional Money Market Fund, Investor Shares	5,112,967

Total Investment Company (Cost $5,112,967)		5,112,967

Total Investments (Cost $184,517,203) (a) - 100.8%		$217,420,153

Percentages indicated are based upon net assets, as of April 30, 2006.

*	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid by procedures approved by the Board of Trustees.

Issue Description	Acquisition Date	Cost	Value	Percent of Total Investments	Percent of Net Assets
Evraz Group SA	†	$667,664	$648,300	0.4%	0.3%

†	196 shares of this security were acquired on 4/26/06, 9,381 shares on 4/27/06 and 16,355 shares on 4/28/06.
(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$34,569,623
Unrealized depreciation	(1,804,710)

Net unrealized appreciation	$32,764,913

(b)	Non-income producing security.

ADR	– American Depositary Receipt
AG	– Aktiengesellschaft (West German Stock Co.)
FDR	– Foreign Depositary Receipt
NV	– Naamloze Vennootschaap (Dutch Corp.)
PLC	– Public Limited Company
SA	– Societe Anonyme (French Corp.)
SpA	– Societa per Azioni (Italian Corp.)

At April 30, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Long
Sweedish Krone	5/2/06	982,481	$132,589	$133,560	$972
Singapore Dollar	5/2/06	817,038	515,157	516,917	1,760
South African Rand	5/4/06	3,097,553	507,380	515,917	8,537

Total Long Contracts			$1,155,125	$1,166,394	$11,269

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (93.1%):
Consumer Discretionary (10.8%):
195,300	Applebee’s International, Inc.	$4,532,913
23,000	Building Materials Holding	768,660
88,000	Charlotte Russe Holding, Inc. (b)	1,900,800
127,400	Charming Shoppes, Inc. (b)	1,751,750
120,300	Cooper Tire & Rubber Co.	1,527,810
29,500	Entercom Communications Corp.	780,865
94,500	Furniture Brands International, Inc.	2,173,500
594,400	Gemstar-TV Guide International, Inc. (b)	1,967,464
154,100	Glatfelter	2,884,752
33,500	IHOP Corp.	1,605,320
240,100	IKON Office Solutions, Inc.	3,169,320
701,100	Jameson Inns, Inc. (b)	1,710,684
34,900	Lee Enterprises, Inc.	1,074,920
194,500	Lions Gate Entertainment Corp. (b)	1,900,265
68,200	Lone Star Steakhouse & Saloon, Inc.	1,859,132
143,300	Metal Management, Inc.	4,650,085
69,900	Multimedia Games, Inc. (b)	963,921
142,500	Prestige Brands Holdings, Inc. (b)	1,742,775
118,300	Radio One, Inc., Class D (b)	850,577
126,400	Russell Corp.	2,287,840
157,000	Ryan’s Restaurant Group, Inc. (b)	2,102,230
18,300	Select Comfort Corp. (b)	731,268
88,400	Tuesday Morning Corp.	1,675,180
16,100	Vail Resorts, Inc. (b)	605,360
9,900	Warnaco Group, Inc. (The) (b)	220,572

		45,437,963

Consumer Staples (0.4%):
42,200	Ralcorp Holdings, Inc. (b)	1,573,216

Energy (2.4%):
35,500	Callon Petroleum Co. (b)	732,720
88,500	Core Laboratories N.V. (b)	5,420,625
105,200	Covanta Holding Corp. (b)	1,754,736
29,300	Holly Corp.	2,261,081

		10,169,162

Financials (14.7%):
57,400	AMCORE Financial, Inc.	1,701,336
125,300	Ashford Hospitality Trust, Inc.	1,458,492
56,540	Associated Banc-Corp	1,912,183
25,900	Assured Guaranty Ltd.	643,615
16,800	Boston Private Financial Holdings, Inc.	558,600
112,350	Brookline Bancorp, Inc.	1,662,780
55,200	Cash America International, Inc.	1,814,976
267,400	Castlepoint Holdings Ltd. (b) †	2,674,000
65,300	Community Bank System, Inc.	1,340,609
77,000	Corus Bankshares, Inc.	5,154,380
62,700	Digital Insight Corp. (b)	2,162,523
64,000	Equity One, Inc.	1,470,720
114,800	Fieldstone Investment Corp.	1,320,200
17,900	First Community Bancorp	1,038,200
142,000	First Niagara Financial Group, Inc.	1,988,000
27,400	FirstFed Financial Corp. (b)	1,723,186

111,900	Greater Bay Bancorp	3,090,678
17,700	Hilb, Rogal & Hobbs Co.	723,576
26,900	Integra Bank Corp.	598,256
100,500	Investment Technology Group, Inc. (b)	5,325,495
36,500	Irwin Financial Corp.	670,140
135,900	Knight Capital Group, Inc. (b)	2,277,684
36,643	Macatawa Bank Corp.	1,297,895
43,800	MAF Bancorp, Inc.	1,943,844
42,018	Marshall & Ilsley Corp.	1,921,063
40,530	Mercantile Bank Corp.	1,665,783
18,300	MoneyGram International, Inc.	620,370
38,100	Nara Bancorp, Inc.	716,280
46,700	Navigators Group, Inc. (The) (b)	2,209,377
34,500	Oak Hill Financial, Inc.	966,000
30,500	Old National Bancorp	629,520
36,200	Parkvale Financial Corp.	1,026,270
133,000	Quanta Capital Holdings Ltd. (b)	345,800
83,800	TNS, Inc. (b)	1,737,174
92,200	Tower Group, Inc.	2,367,696
75,000	United PanAm Financial Corp. (b)	2,249,250
24,500	Whitney Holding Corp.	871,220

		61,877,171

Health Care (4.4%):
43,100	Haemonetics Corp. (b)	2,348,950
179,200	HealthTronics, Inc. (b)	1,523,200
22,300	Kendle International, Inc. (b)	837,365
100,500	Matria Healthcare, Inc. (b)	3,084,345
137,700	Medarex, Inc. (b)	1,653,777
54,200	MGI Pharma, Inc. (b)	1,012,456
35,800	Natus Medical, Inc. (b)	715,642
15,300	Neurocrine Biosciences, Inc. (b)	877,608
263,600	Novavax, Inc. (b)	1,428,712
103,900	Odyssey HealthCare, Inc. (b)	1,806,821
53,500	Orthofix International N.V. (b)	2,171,565
44,800	ZymoGenetics, Inc. (b)	917,056

		18,377,497

Industrials (17.6%):
101,900	AAR Corp. (b)	2,718,692
111,700	Artesyn Technologies, Inc. (b)	1,227,583
64,500	Blount International, Inc. (b)	999,105
271,200	CAE, Inc.	2,237,400
114,100	Champion Enterprises, Inc. (b)	1,741,166
134,100	Columbus McKinnon Corp. (b)	3,589,857
41,600	Concorde Career Colleges, Inc. (b)	667,197
51,200	Corrections Corp. of America (b)	2,297,856
19,900	CRA International, Inc. (b)	970,324
19,900	Crane Co.	840,775
83,200	Dycom Industries, Inc. (b)	1,822,912
86,000	EMCOR Group, Inc. (b)	4,304,300
123,500	EnPro Industries, Inc. (b)	4,554,680
43,800	ESCO Technologies, Inc. (b)	2,220,660
25,900	Freightcar America, Inc.	1,732,710
54,300	Gardner Denver, Inc. (b)	4,046,979
77,900	Griffon Corp. (b)	2,077,593
27,400	IAMGOLD Corp.	262,218
76,100	IXYS Corp. (b)	769,371
155,400	JLG Industries, Inc.	4,456,872
111,100	Kaydon Corp.	4,770,634
64,500	KEMET Corp. (b)	697,245
37,600	Kennametal, Inc.	2,325,560
104,300	Korn/Ferry International (b)	2,190,300
14,300	Middleby Corp. (The) (b)	1,262,833
179,100	Nalco Holdings Co. (b)	3,376,035
175,300	Orbital Sciences Corp. (b)	2,743,445
34,000	Planar Systems, Inc. (b)	553,520
276,800	Stewart Enterprises, Inc., Class A	1,605,440

57,800	Superior Energy Services, Inc. (b)	1,858,270
29,000	Thomas & Betts Corp. (b)	1,651,550
38,500	URS Corp. (b)	1,658,195
34,200	Varian Semiconductor Equipment Associates, Inc. (b)	1,120,050
71,200	Wabtec Corp.	2,600,936
24,400	WESCO International, Inc. (b)	1,830,000
47,200	Zygo Corp. (b)	848,184

		74,630,447

Information Technology (19.5%):
251,300	3Com Corp. (b)	1,354,507
91,400	Acxiom Corp.	2,369,088
96,900	Aeroflex, Inc. (b)	1,221,909
53,300	American Reprographics Co. (b)	1,890,551
166,400	ASE Test Ltd. (b)	1,896,960
31,300	Avocent Corp. (b)	843,222
53,700	Benchmark Electronics, Inc. (b)	1,466,010
89,900	Blackbaud, Inc.	1,888,799
756,000	Brocade Communications Systems, Inc. (b)	4,656,960
196,300	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	1,415,323
65,800	Comtech Telecommunications Corp. (b)	1,872,010
143,300	Cymer, Inc. (b)	7,407,177
71,700	Electro Scientific Industries, Inc. (b)	1,436,151
118,000	Emulex Corp. (b)	2,141,700
97,600	EPIQ Systems, Inc. (b)	1,699,216
64,500	Fair Isaac Corp.	2,393,595
92,200	GigaMedia Ltd. (b)	762,494
91,400	Intergraph Corp. (b)	4,023,428
130,000	Interwoven, Inc. (b)	1,319,500
74,600	iPass Inc. (b)	620,672
123,500	Kronos, Inc. (b)	5,636,540
62,500	LaserCard Corp. (b)	1,062,500
59,500	ManTech International Corp. (b)	1,965,285
192,000	MatrixOne, Inc. (b)	1,384,320
203,300	Mattson Technology, Inc. (b)	2,335,917
161,200	Mentor Graphics Corp. (b)	2,116,556
155,900	Methode Electronics, Inc.	1,527,820
29,000	Orbotech Ltd. (b)	736,890
41,200	Packeteer, Inc. (b)	538,072
88,400	Polycom, Inc. (b)	1,944,800
207,500	Power-One, Inc. (b)	1,462,875
53,300	RADVision Ltd. (b)	930,085
86,800	Reynolds & Reynolds Co. (The), Class A	2,581,432
32,400	ROFIN-SINAR Technologies, Inc. (b)	1,817,964
44,900	Rogers Corp. (b)	2,770,330
96,000	Secure Computing Corp. (b)	1,032,000
16,800	SPSS, Inc. (b)	585,648
143,200	Staktek Holdings, Inc. (b)	932,232
70,100	TALX Corp.	1,823,301
80,800	Tetra Technology, Inc. (b)	1,569,944
34,000	TriZetto Group, Inc. (The) (b)	534,480
111,100	webMethods, Inc. (b)	1,063,227
129,500	Zoran Corp. (b)	3,553,480

		82,584,970

Materials (11.4%):
25,100	Baldor Electric Co.	833,320
163,700	Century Aluminum Co. (b)	7,793,757
30,500	Clarcor, Inc.	1,067,500
100,100	Commercial Metals Co.	5,445,440
55,900	ElkCorp	1,702,155

15,300	Greif, Inc., Class A	991,134
89,600	H.B. Fuller Co.	4,686,080
166,300	Hercules, Inc. (b)	2,363,123
53,100	LSI Industries, Inc.	887,301
76,000	OM Group, Inc. (b)	2,176,640
230,100	PolyOne Corp. (b)	2,043,288
36,300	Quanex Corp.	1,552,188
62,700	Regal-Beloit Corp.	2,925,582
25,100	Reliance Steel & Aluminum Co.	2,232,645
41,400	RTI International Metals, Inc. (b)	2,489,796
42,700	Spartech Corp.	1,009,001
88,300	Steel Dynamics, Inc.	5,513,452
30,500	Steel Technologies, Inc.	708,515
38,100	Stillwater Mining Co. (b)	646,557
36,300	Westlake Chemical Corp.	1,101,705

		48,169,179

Real Estate Investment Trust (4.0%):
43,600	Cousins Properties, Inc.	1,371,220
142,400	DiamondRock Hospitality Co. *	2,037,744
97,600	Healthcare Realty Trust, Inc.	3,696,112
76,700	JER Investors Trust, Inc. *	1,240,239
18,700	JER Investors Trust, Inc.	302,379
99,300	KKR Financial Corp.	2,144,880
80,200	Newcastle Investment Corp.	1,797,282
97,900	Northstar Realty Finance Corp.	1,097,459
53,421	Ventas, Inc.	1,745,264
39,200	Washington Real Estate Investment Trust	1,460,984

		16,893,563

Telecommunications (0.7%):
51,800	Andrew Corp. (b)	548,044
32,200	CSG Systems International, Inc. (b)	814,016
121,900	Lightbridge, Inc. (b)	1,550,568

		2,912,628

Transportation (4.6%):
19,900	Continental Airlines, Inc., Class B (b)	518,196
114,300	EGL, Inc. (b)	5,340,096
51,200	Genco Shipping & Trading Ltd.	883,712
85,300	General Maritime Corp.	2,833,666
27,400	OMI Corp.	528,272
77,700	Overseas Shipholding Group, Inc.	3,794,091
27,400	Ship Finance International Ltd.	466,622
25,900	SkyWest, Inc.	610,463
19,700	United Rentals, Inc. (b)	702,699
62,600	Universal Truckload Services, Inc. (b)	1,898,658
41,200	US Airways Group, Inc. (b)	1,782,312

		19,358,787

Utilities (2.6%):
147,300	CMS Energy Corp. (b)	1,962,036
100,400	El Paso Electric Co. (b)	1,982,900
69,000	Energen Corp.	2,433,630
25,100	Forest Oil Corp. (b)	917,907
95,800	UGI Corp.	2,145,920
39,800	Watts Water Industries, Inc., Class A	1,361,558

		10,803,951

Total Common Stocks (Cost $337,952,466)		392,788,534

Depositary Receipts (4.1%):
120,600	iShares Russell 2000 Value Index Fund	9,043,794
109,900	iShares Trust Russell 2000 Index Fund	8,358,994

Total Depositary Receipts (Cost $15,458,977)		17,402,788

Cash Sweep (3.9%):
16,389,086	Bank of New York Cash Reserve Fund	16,389,086

Total Cash Sweep (Cost $16,389,086)		16,389,086

Total Investments (Cost $369,800,529) (a) - 101.1%		$426,580,408

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,775,778
Unrealized depreciation	(10,232,392)

Net unrealized appreciation	$56,543,386

(b)	Non-income producing security.

*	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid, unless noted, by procedures approved by the Board of Trustees.

Issue Description	Acquisition Date	Cost	Value	Percent of Total Investments	Percent of Net Assets
DiamondRock Hospitality Co.	6/30/04	$1,424,000	$2,037,744	0.6%	0.5%
JER Investors Trust, Inc.	5/28/04	1,150,500	1,240,239	0.3%	0.3%
Castlepoint Holdings Ltd. †	3/27/06	2,674,000	2,674,000	0.7%	0.6%

Fund Total:			$5,951,983	1.6%	1.4%

†	This security has been determined to be illiquid by procedures approved by the Board of Trustees.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments	April 30, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.6%):
Consumer Discretionary (16.4%):
7,900	Abercrombie & Fitch Co., Class A	$479,767
17,500	Alaska Air Group, Inc. (b)	664,300
25,500	American Eagle Outfitters, Inc.	826,200
11,900	American Greetings Corp., Class A	267,988
11,800	Assurant, Inc.	568,406
10,100	Autoliv, Inc.	558,530
7,800	Banta Corp.	394,524
9,600	Barnes & Noble, Inc.	432,768
17,100	Brinker International, Inc.	669,636
6,500	Brunswick Corp.	254,930
12,600	Chico’s FAS, Inc. (b)	466,956
17,800	Circuit City Stores, Inc.	511,750
32,300	Claire’s Stores, Inc.	1,137,606
19,300	Darden Restaurants, Inc.	764,280
29,400	Dillard’s, Inc., Class A	766,752
9,300	GTECH Holdings Corp.	317,688
9,900	Liz Claiborne, Inc.	386,595
6,700	Men’s Wearhouse, Inc. (The)	237,448
17,400	Netflix, Inc. (b)	515,736
30,200	Payless ShoeSource, Inc. (b)	693,694
20,800	Rent-A-Center, Inc. (b)	574,496
29,700	Sabre Holdings Corp., Class A	685,773
8,200	Thor Industries, Inc.	413,936
17,400	Tupperware Brands Corp.	367,140
580	Washington Post Co. (The), Class B	444,280
7,400	Whirlpool Corp.	664,150

		14,065,329

Consumer Staples (1.6%):
5,700	Energizer Holdings, Inc. (b)	291,555
4,100	Hansen Natural Corp. (b)	530,786
5,800	Hormel Foods Corp.	194,648
3,200	Pilgrim’s Pride Corp.	83,616
8,500	Smithfield Foods, Inc. (b)	228,650

		1,329,255

Energy (11.4%):
35,900	Allegheny Energy, Inc. (b)	1,279,117
17,400	Cimarex Energy Co.	747,330
7,400	Diamond Offshore Drilling, Inc.	671,698
10,300	Helmerich & Payne, Inc.	749,222
18,700	Newfield Exploration Co. (b)	834,020
13,400	NRG Energy, Inc. (b)	637,706
43,300	Patterson-UTI Energy, Inc.	1,401,188
15,400	Pogo Producing Co.	765,226
10,200	Questar Corp.	816,510
11,100	Tesoro Corp.	776,112
17,900	Tidewater, Inc.	1,042,496

		9,720,625

Financials (14.6%):
5,600	American Capital Strategies Ltd.	194,992
22,600	American Financial Group, Inc.	1,000,728
11,100	AmeriCredit Corp. (b)	336,108
14,600	AmerUs Group Co.	856,290
11,600	AmSouth Bancorp.	335,704

18,500	Compass Bancshares, Inc.	1,016,760
8,500	Downey Financial Corp.	610,130
11,100	First American Corp.	472,860
16,500	Global Payments, Inc.	782,595
23,600	Huntington Bancshares, Inc.	569,940
18,700	IndyMac Bancorp, Inc.	903,584
53,300	Janus Capital Group, Inc.	1,037,218
12,450	Mercantile Bankshares Corp.	467,871
14,600	MoneyGram International, Inc.	494,940
7,200	Nationwide Financial Services, Inc.	315,936
12,900	Radian Group, Inc.	809,088
37,650	W. R. Berkley Corp.	1,408,863
5,100	Wilmington Trust Corp.	225,930
7,200	Zions Bancorp.	597,816

		12,437,353

Health Care (9.5%):
30,400	Applied Biosystems Group	876,736
3,900	Barr Pharmaceuticals, Inc. (b)	236,145
12,700	C. R. Bard, Inc.	945,642
12,200	Cerner Corp. (b)	483,730
9,800	Charles River Laboratories International, Inc. (b)	463,050
8,325	Coventry Health Care, Inc. (b)	413,503
22,800	Health Net, Inc. (b)	927,960
5,000	Hillenbrand Industries, Inc.	256,800
12,500	Humana, Inc. (b)	564,750
7,500	Invitrogen Corp. (b)	495,075
10,700	King Pharmaceuticals, Inc. (b)	186,073
18,200	LifePoint Hospitals, Inc. (b)	576,940
12,300	Lincare Holdings, Inc. (b)	486,219
18,400	Techne Corp. (b)	1,042,544
2,000	United Therapeutics Corp. (b)	119,100

		8,074,267

Industrials (14.9%):
4,900	Armor Holdings, Inc. (b)	299,243
9,800	Ashland, Inc.	645,036
8,400	Cabot Microelectronics Corp. (b)	274,764
10,800	Cummins, Inc.	1,128,600
20,100	GATX Corp.	940,680
6,600	Harsco Corp.	550,110
8,800	ITT Educational Services, Inc. (b)	559,240
6,600	JLG Industries, Inc.	189,288
24,000	Joy Global, Inc.	1,576,560
19,100	Martin Marietta Materials, Inc.	2,027,656
27,900	MPS Group, Inc. (b)	445,284
17,300	Precision Castparts Corp.	1,089,554
18,100	Republic Services, Inc.	796,581
9,100	Terex Corp. (b)	787,605
6,900	Thermo Electron Corp. (b)	265,926
8,000	Thomas & Betts Corp. (b)	455,600
5,000	Trinity Industries, Inc.	317,500
9,200	Varian, Inc. (b)	398,084

		12,747,311

Information Technology (13.5%):
1	Activision, Inc. (b)	14
9,700	Arrow Electronics, Inc. (b)	351,140
22,300	Avnet, Inc. (b)	583,145
22,900	Cadence Design Systems, Inc. (b)	433,497
13,700	CheckFree Corp. (b)	738,019
10,100	Citrix Systems, Inc. (b)	403,192
10,000	Cognizant Technology Solutions Corp. (b)	636,100
12,250	FactSet Research Systems, Inc.	540,715
15,400	Fair Isaac Corp.	571,494
6,700	Imation Corp.	281,400
33,600	Integrated Device Technology, Inc. (b)	511,392

30,100	Intersil Corp.	891,261
13,000	Lam Research Corp. (b)	635,440
15,400	MEMC Electronic Materials, Inc. (b)	625,240
15,000	Microchip Technology, Inc.	558,900
22,300	OmniVision Technologies, Inc. (b)	648,484
18,400	Palm, Inc. (b)	415,840
5,300	PerkinElmer, Inc.	113,632
22,000	Plexus Corp. (b)	958,320
27,300	Sybase, Inc. (b)	594,321
20,900	United Online, Inc.	269,401
37,100	Western Digital Corp. (b)	780,584

		11,541,531

Materials (5.1%):
8,900	Airgas, Inc.	360,005
9,800	Eagle Materials, Inc.	649,250
14,600	FMC Corp. (b)	927,976
21,800	Louisiana-Pacific Corp.	601,244
18,300	Steel Dynamics, Inc.	1,142,652
9,500	United States Steel Corp.	650,750

		4,331,877

Real Estate Investment Trust (4.1%):
7,900	CB Richard Ellis Group, Inc (b)	694,331
26,000	CBL & Associates Properties, Inc.	1,039,740
22,100	Highwoods Properties, Inc.	697,034
6,000	Hospitality Properties Trust	258,600
8,000	SL Green Realty Corp.	792,000

		3,481,705

Telecommunications (1.9%):
14,200	Harris Corp.	661,294
8,000	NII Holdings, Inc. (b)	479,200
28,000	Tellabs, Inc. (b)	443,800

		1,584,294

Transportation (1.5%):
10,300	Overseas Shipholding Group, Inc.	502,949
7,500	Ryder System, Inc.	391,125
16,400	SkyWest, Inc.	386,548

		1,280,622

Utilities (4.1%):
18,800	Alliant Energy Corp.	600,848
18,900	Energen Corp.	666,603
17,100	Energy East Corp.	413,136
13,900	MDU Resources Group, Inc.	510,825
10,600	NSTAR	293,090
14,500	ONEOK, Inc.	478,645
13,700	Wisconsin Energy Corp.	534,985

		3,498,132

Total Common Stocks (Cost $71,026,452)		84,092,301

Investment Company (1.4%):
1,186,390	Victory Institutional Money Market Fund, Investor Shares	1,186,390

Total Investment Company (Cost $1,186,390)		1,186,390

Total Investments (Cost $72,212,842) (a) - 100.0%		$85,278,691

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,172,806
Unrealized depreciation	(1,217,768)

Net unrealized appreciation	$12,955,038

(b)	Non-income producing securities.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.1%):
Consumer Discretionary (14.0%):
25,750	Abercrombie & Fitch Co., Class A	$1,563,798

24,120	Advance Auto Parts, Inc.	970,106
46,980	bebe stores, inc.	830,606
28,240	Chico’s FAS, Inc. (b)	1,046,574
18,070	Choice Hotels International, Inc.	967,287
62,840	Coach, Inc. (b)	2,074,977
49,590	eBay, Inc. (b)	1,706,392
22,590	Electronic Arts, Inc. (b)	1,283,112
14,310	Harrah’s Entertainment, Inc.	1,168,268
23,450	J.C. Penney Co., Inc. (Holding Co.)	1,535,037
19,170	Lowe’s Cos., Inc.	1,208,669
49,690	Newell Rubbermaid, Inc.	1,362,500
25,780	NIKE, Inc., Class B	2,109,835
29,650	Nordstrom, Inc.	1,136,485
12,880	Panera Bread Co. (b)	955,438
27,500	Ruby Tuesday, Inc.	818,675
25,600	Tiffany & Co.	893,184
33,640	Urban Outfitters, Inc. (b)	780,448
47,130	Wal-Mart Stores, Inc.	2,122,264
16,170	Wm. Wrigley Jr. Co.	761,122
4,160	Wm. Wrigley Jr. Co., Class B	196,664

		25,491,441

Consumer Staples (8.2%):
51,450	CVS Corp.	1,529,094
22,080	Fortune Brands, Inc.	1,773,024
29,560	Hershey Co. (The)	1,576,730
59,564	PepsiCo, Inc.	3,469,007
94,257	Procter & Gamble Co. (The)	5,486,701
25,700	Walgreen Co.	1,077,601

		14,912,157

Energy (4.5%):
11,690	Arch Coal, Inc.	1,110,433
26,570	Nabors Industries Ltd. (b)	991,858
21,100	Questar Corp.	1,689,055
18,220	Quicksilver Resources, Inc. (b)	755,037
22,240	Southwestern Energy Co. (b)	801,085
24,060	Transocean, Inc. (b)	1,950,544
14,330	Ultra Petroleum Corp. (b)	916,547

		8,214,559

Financials (7.3%):
23,990	Capital One Financial Corp.	2,078,494
52,510	First Marblehead Corp. (The)	2,525,731
21,560	Franklin Resources, Inc.	2,007,667
17,970	Global Payments, Inc.	852,317
36,250	Hanover Insurance Group Inc.	1,917,625
42,460	JPMorgan Chase & Co.	1,926,835
31,760	Northern Trust Corp.	1,870,346

		13,179,015

Health Care (17.6%):
31,260	Amgen, Inc. (b)	2,116,302
16,650	Barr Pharmaceuticals, Inc. (b)	1,008,158
20,880	Becton, Dickinson and Co.	1,316,275
41,410	Biogen Idec, Inc. (b)	1,857,239
27,330	Caremark Rx, Inc. (b)	1,244,882
30,740	Cephalon, Inc. (b)	2,018,388
49,330	Community Health Systems, Inc. (b)	1,787,719
14,470	Fisher Scientific International, Inc. (b)	1,020,859
14,360	Gilead Sciences, Inc. (b)	825,700
12,490	Invitrogen Corp. (b)	824,465
75,970	Johnson & Johnson	4,452,601
26,690	MedImmune, Inc. (b)	839,934
32,140	Medtronic, Inc.	1,610,857
43,760	Mylan Laboratories, Inc.	955,718
27,090	Pharmaceutical Product Development, Inc.	971,718
58,630	Sanofi-Aventis ADR	2,757,955
58,810	St. Jude Medical, Inc. (b)	2,321,819
63,320	UnitedHealth Group, Inc.	3,149,537
17,300	Wyeth	841,991

		31,922,117

Industrials (17.7%):
42,320	3M Co.	3,615,397
32,420	Boeing Co. (The)	2,705,449
17,220	Caterpillar, Inc.	1,304,243
11,200	Corporate Executive Board Co. (The)	1,199,856
11,660	Fluor Corp.	1,083,331
194,533	General Electric Co.	6,728,895
15,710	ITT Educational Services, Inc. (b)	998,371
20,700	Landstar System, Inc.	879,543
31,920	Paychex, Inc.	1,289,249
34,950	Precision Castparts Corp.	2,201,151
18,170	Pulte Homes, Inc.	678,650
21,450	Robert Half International, Inc.	906,692
22,320	Textron, Inc.	2,007,684
17,330	Thomas & Betts Corp. (b)	986,944
24,930	Trinity Industries, Inc.	1,583,055
25,700	United Technologies Corp.	1,614,217
16,760	W.W. Grainger, Inc.	1,289,179
29,670	Waste Management, Inc.	1,111,438

		32,183,344

Information Technology (21.2%):
33,560	Apple Computer, Inc. (b)	2,362,288
75,320	Corning, Inc. (b)	2,081,092
107,680	Credence Systems Corp. (b)	763,451
66,720	Dell, Inc. (b)	1,748,064
46,190	Emulex Corp. (b)	838,349
60,290	Foundry Networks, Inc. (b)	856,721
60,070	Freescale Semiconductor, Inc. (b)	1,902,417
8,930	Getty Images, Inc. (b)	571,609
6,330	Google, Inc., Class A (b)	2,645,560
160,780	Intel Corp.	3,212,384
25,540	International Business Machines Corp.	2,102,964
33,490	Intersil Corp.	991,639
57,900	Micron Technology, Inc. (b)	982,563
238,390	Microsoft Corp.	5,757,118
50,210	Motorola, Inc.	1,071,984
30,720	Novellus Systems, Inc. (b)	758,784
67,530	PMC-Sierra, Inc. (b)	839,398
17,660	QUALCOMM, Inc.	906,664
33,910	Red Hat, Inc. (b)	996,615
101,930	Teradyne, Inc. (b)	1,718,540
42,470	Texas Instruments, Inc.	1,474,134

161,980	TIBCO Software, Inc. (b)	1,396,268
48,810	Western Digital Corp. (b)	1,026,962
50,240	Yahoo!, Inc. (b)	1,646,867

		38,652,435

Materials (4.7%):
54,710	Alcoa, Inc.	1,848,104
33,240	Barrick Gold Corp.	1,013,155
24,430	Dow Chemical Co. (The)	992,102
30,880	Florida Rock Industries, Inc.	1,925,986
18,520	Inco Ltd.	1,045,824
15,260	Minerals Technologies, Inc.	873,177
10,210	Phelps Dodge Corp.	880,000

		8,578,348

Telecommunications (3.5%):
33,950	ADC Telecommunications, Inc. (b)	760,141
45,030	Comverse Technology, Inc. (b)	1,019,930
17,540	NII Holdings, Inc. (b)	1,050,646
68,874	Sprint Nextel Corp.	1,708,074
24,810	Verizon Communications, Inc.	819,474
47,930	XM Satellite Radio Holdings, Inc., Class A (b)	969,145

		6,327,410

Transportation (0.4%):
27,900	SkyWest, Inc.	657,603

Total Common Stocks (Cost $173,967,553)		180,118,429

Investment Company (0.5%):
884,045	Victory Institutional Money Market Fund, Investor Shares	884,045

Total Investment Company (Cost $884,045)		884,045

Total Investments (Cost $174,851,598) (a) - 99.6%		$181,002,474

Percentages indicated are based upon net assets as of April 30,2006.

(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,481,813
Unrealized depreciation	(6,927,296)

Net unrealized appreciation	$3,554,517

(b)	Non-income producing security.

ADR	– American Depositary Receipt

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.9%):
Consumer Discretionary (11.8%):
25,280	Abercrombie & Fitch Co., Class A	$1,535,254
19,310	Advance Auto Parts, Inc.	776,648
45,600	bebe stores, inc.	806,208
20,830	Chico’s FAS, Inc. (b)	771,960
56,200	Coach, Inc. (b)	1,855,724
39,240	eBay, Inc. (b)	1,350,248
21,720	Electronic Arts, Inc. (b)	1,233,696
25,470	J.C. Penney Co., Inc. (Holding Co.)	1,667,266
10,460	Lowe’s Cos., Inc.	659,503
51,350	Newell Rubbermaid, Inc.	1,408,017
23,390	NIKE, Inc., Class B	1,914,238
26,820	Nordstrom, Inc.	1,028,011
11,420	Panera Bread Co. (b)	847,136
26,930	Ruby Tuesday, Inc.	801,706
26,400	Starwood Hotels & Resorts Worldwide, Inc.	1,514,832
29,540	Urban Outfitters, Inc. (b)	685,328
18,610	Wal-Mart Stores, Inc.	838,008
5,668	Wm. Wrigley Jr. Co., Class B	267,931
22,530	Wm. Wrigley Jr. Co.	1,060,487

		21,022,201

Consumer Staples (6.8%):
71,340	ConAgra Foods, Inc.	1,617,991
29,560	CVS Corp.	878,523
20,710	Dean Foods Co. (b)	820,323
19,080	Fortune Brands, Inc.	1,532,124
27,450	Hershey Co. (The)	1,464,183
39,545	PepsiCo, Inc.	2,303,101
48,231	Procter & Gamble Co. (The)	2,807,526
14,950	Walgreen Co.	626,854

		12,050,625

Energy (9.4%):
6,230	Amerada Hess Corp.	892,572
11,490	Arch Coal, Inc.	1,091,435
27,080	Chevrontexaco Corp.	1,652,422
88,640	Exxon Mobil Corp.	5,591,410
21,570	Halliburton Co.	1,685,696
25,640	Nabors Industries Ltd. (b)	957,141
12,170	Questar Corp.	974,209
17,700	Quicksilver Resources, Inc. (b)	733,488
16,610	Schlumberger Ltd.	1,148,415
25,410	Transocean, Inc. (b)	2,059,989

		16,786,777

Financials (21.3%):
34,970	A.G. Edwards, Inc.	1,847,815
55,980	Bank of America Corp.	2,794,522
25,700	Capital One Financial Corp.	2,226,648
34,520	CIT Group, Inc.	1,864,425
72,390	Citigroup, Inc.	3,615,880
41,350	First Horizon National Corp.	1,754,067
50,780	First Marblehead Corp. (The)	2,442,518

19,240	Franklin Resources, Inc.	1,791,629
17,550	Global Payments, Inc.	832,397
6,350	Goldman Sachs Group, Inc. (The)	1,017,842
42,100	Host Marriott Corp.	884,942
72,020	HRPT Properties Trust	790,780
90,385	JPMorgan Chase & Co.	4,101,670
43,650	KeyCorp	1,668,303
9,800	Lehman Brothers Holdings, Inc.	1,481,270
102,630	New York Community Bancorp, Inc.	1,766,262
26,930	Ohio Casualty Corp.	798,475
35,120	Protective Life Corp.	1,770,048
21,320	Wachovia Corp.	1,276,002
48,860	Wells Fargo & Co.	3,356,192

		38,081,687

Health Care (11.9%):
19,280	Amgen, Inc. (b)	1,305,256
40,820	Biogen Idec, Inc. (b)	1,830,777
22,210	Caremark Rx, Inc. (b)	1,011,666
13,160	Cephalon, Inc. (b)	864,086
29,710	Community Health Systems, Inc. (b)	1,076,690
19,630	Gilead Sciences, Inc. (b)	1,128,725
12,060	Invitrogen Corp. (b)	796,081
41,956	Johnson & Johnson	2,459,042
26,020	MedImmune, Inc. (b)	818,849
18,070	Medtronic, Inc.	905,668
42,410	Mylan Laboratories, Inc.	926,234
42,858	Pfizer, Inc.	1,085,593
39,960	Sanofi-Aventis ADR	1,879,718
53,180	St. Jude Medical, Inc. (b)	2,099,546
33,370	UnitedHealth Group, Inc.	1,659,824
26,150	Wyeth	1,272,721

		21,120,476

Industrials (12.2%):
32,250	3M Co.	2,755,117
22,390	Boeing Co. (The)	1,868,445
13,510	Caterpillar, Inc.	1,023,247
9,720	Corporate Executive Board Co. (The)	1,041,304
10,350	Fluor Corp.	961,619
155,300	General Electric Co.	5,371,826
13,860	ITT Educational Services, Inc. (b)	880,803
20,450	Landstar System, Inc.	868,921
23,210	Paychex, Inc.	937,452
16,100	Precision Castparts Corp.	1,013,978
17,790	Pulte Homes, Inc.	664,457
22,430	Trinity Industries, Inc.	1,424,305
29,750	Tyco International Ltd.	783,913
25,405	Varian Semiconductor Equipment Associates, Inc. (b)	832,014
32,790	Waste Management, Inc.	1,228,313

		21,655,714

Information Technology (12.4%):
24,200	Apple Computer, Inc. (b)	1,703,437
55,860	Corning, Inc. (b)	1,543,412
35,020	Dell, Inc. (b)	917,524
45,110	Emulex Corp. (b)	818,747
58,240	Foundry Networks, Inc. (b)	827,590
34,880	Freescale Semiconductor, Inc. (b)	1,104,650
9,740	Getty Images, Inc. (b)	623,457
3,040	Google, Inc., Class A (b)	1,270,538
84,910	Intel Corp.	1,696,502
12,420	International Business Machines Corp.	1,022,663
32,710	Intersil Corp.	968,543
15,160	KLA-Tencor Corp.	730,106

56,530	Micron Technology, Inc. (b)	959,314
70,060	Microsoft Corp.	1,691,949
34,300	Motorola, Inc.	732,305
65,960	PMC-Sierra, Inc. (b)	819,883
28,250	Red Hat, Inc. (b)	830,268
49,800	Teradyne, Inc. (b)	839,628
107,910	TIBCO Software, Inc. (b)	930,184
42,630	Western Digital Corp. (b)	896,935
37,280	Yahoo!, Inc. (b)	1,222,038

		22,149,673

Materials (3.9%):
66,280	Alcoa, Inc.	2,238,938
32,380	Barrick Gold Corp.	986,942
14,700	Florida Rock Industries, Inc.	916,839
18,080	Inco Ltd.	1,020,978
14,680	Minerals Technologies, Inc.	839,990
9,930	Phelps Dodge Corp.	855,867

		6,859,554

Telecommunications (5.0%):
32,860	ADC Telecommunications, Inc. (b)	735,735
13,030	ALLTEL Corp.	838,741
39,710	AT&T, Inc.	1,040,799
29,430	BellSouth Corp.	994,145
43,890	Comverse Technology, Inc. (b)	994,109
17,170	NII Holdings, Inc. (b)	1,028,483
67,200	Sprint Nextel Corp.	1,666,560
25,500	Verizon Communications, Inc.	842,265
38,980	XM Satellite Radio Holdings, Inc., Class A (b)	788,176

		8,929,013

Transportation (0.4%):
27,480	SkyWest, Inc.	647,704

Utilities (2.8%):
44,500	Edison International	1,798,245
41,570	PPL Corp.	1,207,193
86,430	Williams Cos., Inc. (The)	1,895,410

		4,900,848

Total Common Stocks (Cost $163,745,057)		174,204,272

Depositary Receipts (1.0%):
Energy (1.0%):
31,440	Energy Select Sector SPDR Fund	1,799,626

Total Depositary Receipts (Cost $1,846,173)		1,799,626

Investment Company (1.5%):
2,665,794	Victory Institutional Money Market Fund, Investor Shares	2,665,794

Total Investment Company (Cost $2,665,794)		2,665,794

Total Investments (Cost $168,856,337) (a) - 100.4%		$178,669,692

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for “same as others”. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,075,462
Unrealized depreciation	(5,262,107)

Net unrealized appreciation	$9,813,355

(b)	Non-income producing security.

SPDR – Standard & Poor’s Depositary Receipt

ADR	– American Depositary Receipt

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.3%):
Consumer Discretionary (8.6%):
9,430	Burlington Northern Santa Fe Corp.	$749,968
11,550	Harrah’s Entertainment, Inc.	942,942
22,930	J.C. Penney Co., Inc. (Holding Co.)	1,500,998
27,960	McDonald’s Corp.	966,577
48,720	Newell Rubbermaid, Inc.	1,335,902
17,980	NIKE, Inc., Class B	1,471,483
23,920	Ruby Tuesday, Inc.	712,098
23,500	Starwood Hotels & Resorts Worldwide, Inc.	1,348,430
22,410	Tiffany & Co.	781,885
138,430	Time Warner, Inc.	2,408,683
13,962	Viacom Inc., Class B (b)	556,106
33,980	Walt Disney Co. (The)	950,081

		13,725,153

Consumer Staples (4.9%):
26,814	Altria Group, Inc.	1,961,711
66,400	ConAgra Foods, Inc.	1,505,952
51,980	CVS Corp.	1,544,846
41,650	Dean Foods Co. (b)	1,649,757
15,180	Fortune Brands, Inc.	1,218,954

		7,881,220

Energy (13.0%):
5,230	Amerada Hess Corp.	749,302
6,390	Anadarko Petroleum Corp.	669,800
10,050	Arch Coal, Inc.	954,650
29,840	Chevrontexaco Corp.	1,820,836
16,620	ConocoPhillips	1,111,878
25,870	Denbury Resources, Inc. (b)	843,362
106,958	Exxon Mobil Corp.	6,746,910
19,570	Halliburton Co.	1,529,396
6,930	Kerr-McGee Corp.	692,030
22,400	Nabors Industries Ltd. (b)	836,192
26,100	Occidental Petroleums Corp.	2,681,513
15,550	Transocean, Inc. (b)	1,260,639
12,570	Valero Energy Corp.	813,782

		20,710,290

Financials (35.0%):
30,990	A.G. Edwards, Inc.	1,637,512
27,210	AmerUs Group Co.	1,595,867
90,150	Bank of America Corp.	4,500,288
24,150	Capital One Financial Corp.	2,092,356
32,040	CIT Group, Inc.	1,730,480
116,190	Citigroup, Inc.	5,803,690
36,750	First Horizon National Corp.	1,558,935
43,280	First Marblehead Corp. (The)	2,081,768
7,590	Goldman Sachs Group, Inc. (The)	1,216,601
52,970	Greater Bay Bancorp	1,463,031
31,220	Hanover Insurance Group Inc.	1,651,538
78,700	Host Marriott Corp.	1,654,274
129,890	HRPT Properties Trust	1,426,192
133,249	JPMorgan Chase & Co.	6,046,839
46,880	KeyCorp	1,791,754
11,520	Lehman Brothers Holdings, Inc.	1,741,248

98,410	New York Community Bancorp, Inc.	1,693,636
23,880	Ohio Casualty Corp.	708,042
30,860	Protective Life Corp.	1,555,344
60,010	South Financial Group, Inc. (The)	1,628,071
28,330	SunTrust Banks, Inc.	2,190,759
64,110	Wachovia Corp.	3,836,984
65,640	Waddell & Reed Financial, Inc.	1,543,853
69,280	Wells Fargo & Co.	4,758,843

		55,907,905

Health Care (6.8%):
37,470	Biogen Idec, Inc. (b)	1,680,530
12,150	Cephalon, Inc. (b)	797,769
21,310	Community Health Systems, Inc. (b)	772,274
12,250	Gilead Sciences, Inc. (b)	704,375
10,660	Invitrogen Corp. (b)	703,667
114,770	Pfizer, Inc.	2,907,124
34,910	Sanofi-Aventis ADR	1,642,166
21,240	St. Jude Medical, Inc. (b)	838,555
15,640	Wyeth	761,199

		10,807,659

Industrials (8.4%):
11,260	Ashland, Inc.	741,133
15,440	Caterpillar, Inc.	1,169,426
35,150	General Electric Co.	1,215,839
17,590	Landstar System, Inc.	747,399
14,580	Manpower, Inc.	949,887
15,920	Precision Castparts Corp.	1,002,642
15,260	Pulte Homes, Inc.	569,961
17,880	Republic Services, Inc.	786,899
16,050	Rockwell Collins, Inc.	918,060
16,630	Textron, Inc.	1,495,868
21,530	Trinity Industries, Inc.	1,367,154
26,570	Tyco International Ltd.	700,120
14,540	United Technologies Corp.	913,257
23,265	Varian Semiconductor Equipment Associates, Inc. (b)	761,929

		13,339,574

Information Technology (5.0%):
24,980	American Tower Corp., Class A (b)	852,817
25,610	Freescale Semiconductor, Inc. (b)	811,069
45,003	Hewlett-Packard Co.	1,461,247
13,170	KLA-Tencor Corp.	634,267
50,050	Micron Technology, Inc. (b)	849,349
46,160	Motorola, Inc.	985,516
43,080	Teradyne, Inc. (b)	726,329
92,660	TIBCO Software, Inc. (b)	798,729
37,940	Western Digital Corp. (b)	798,258

		7,917,581

Materials (5.4%):
67,420	Alcoa, Inc.	2,277,447
28,550	Barrick Gold Corp.	870,204
13,750	Florida Rock Industries, Inc.	857,588
15,770	Inco Ltd.	890,531
13,190	Minerals Technologies, Inc.	754,732
30,890	Pactiv Corp. (b)	751,863
8,850	Phelps Dodge Corp.	762,782
18,720	Plains Exploration & Production Co. (b)	690,206
52,170	Smurfit-Stone Container Corp. (b)	675,602

		8,530,955

Real Estate Investment Trust (1.8%):
40,030	Health Care REIT, Inc.	1,393,044
33,430	Mack-Cali Realty Corp.	1,511,705

		2,904,749

Telecommunications (5.4%):
11,770	ALLTEL Corp.	757,635
64,960	AT&T, Inc.	1,702,602
40,780	BellSouth Corp.	1,377,548
194,230	Cincinnati Bell, Inc. (b)	815,766
113,500	Qwest Communications International, Inc. (b)	761,585
78,590	Sprint Nextel Corp.	1,949,032
38,330	Verizon Communications, Inc.	1,266,040

		8,630,208

Transportation (0.4%):
24,660	SkyWest, Inc.	581,236

Utilities (4.6%):
23,530	Edison International	950,847
15,220	Exelon Corp.	821,880
34,360	FirstEnergy Corp.	1,742,396
50,310	PPL Corp.	1,461,002
10,690	Questar Corp.	855,735
13,780	TXU Corp.	683,901
35,230	Williams Cos., Inc. (The)	772,594

		7,288,355

Total Common Stocks (Cost $139,537,726)		158,224,885

Investment Company (0.7%):
1,096,631	Victory Institutional Money Market Fund, Investor Shares	1,096,631

Total Investment Company (Cost $1,096,631)		1,096,631

Total Investments (Cost $140,634,357) (a) - 100.0%		$159,321,516

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,263,933
Unrealized depreciation	(2,131,495)

Net unrealized appreciation	$18,132,438

(b)	Non-income producing security.

ADR	– American Depositary Receipt

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds (44.5%):
Consumer Discretionary (7.0%):
2,000,000	Daimler Chrysler NA Holding Corp, 5.875%, 3/15/11	$1,993,150
5,250,000	Estee Lauder Cos., Inc. (The), 6.00%, 1/15/12	5,356,055
5,000,000	Ethan Allen Global, Inc., 5.375%, 10/1/15	4,623,210
1,000,000	Home Depot, Inc., 5.40%, 3/1/16	975,807
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,417,500
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	2,950,525
1,000,000	Wal-Mart Stores, Inc., 5.25%, 9/1/35	881,402
3,000,000	Wm. Wrigley Jr. Co., 4.30%, 7/15/10	2,876,712

		21,074,361

Consumer Staples (4.0%):
1,625,000	Bestfoods, Series F, 6.625%, 4/15/28, MTN	1,699,162
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,676,010
300,000	Kellogg Co., 2.875%, 6/1/08	285,161
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,498,191
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,414,500
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,538,663

		12,111,687

Energy (3.6%):
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,058,445
5,000,000	Amoco Corp., 6.50%, 8/1/07	5,075,000
2,315,000	Anadarko Petroleum Corp., 7.20%, 3/15/29	2,499,061
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,186,105

		10,818,611

Financials (17.4%):
Banking (5.5%):
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,052,500
2,900,000	Cit Group, Inc., 5.00%, 11/24/08	2,875,231
2,150,000	Countrywide Financial Corp., Series A, 5.20%*, 12/19/08, MTN	2,154,541
1,288,629	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	1,237,287
3,200,000	Morgan Stanley, 5.32%*, 1/18/11	3,209,853
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,822,296

		16,351,708

Broker-Dealer (0.7%):
2,100,000	Goldman Sachs Group, Inc. (The), 5.15%, 1/15/14	2,008,194

Financial Services (8.9%):
1,025,000	FGIC Corp., 6.00%, 1/15/34 (c)	964,518
5,000,000	Fondo Latinamericano, 4.95%*, 2/15/11 (c)	5,004,320
350,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	349,568
3,000,000	General Electric Capital Corp., 8.625%, 6/15/08	3,193,311
1,000,000	International Lease Finance Corp., Series MTNP, 5.47%*, 1/15/10, MTN	1,006,250
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,263,451
5,950,000	SLM Corp., 5.24%*, 7/27/09	5,957,460
3,997,636	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	3,836,560
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/07 @ 100, MTN	2,355,602

		26,931,040

Insurance (2.3%):
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,479,368
4,625,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	4,442,141

		6,921,509

		52,212,451

Health Care (3.6%):
2,350,000	Amgen Inc., 4.00%, 11/18/09	2,245,192
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	4,921,481
500,000	Pfizer, Inc., 4.65%, 3/1/18	453,432
2,872,000	Pharmacia Corp., 6.75%, 12/15/27	3,106,961

		10,727,066

Industrials (2.5%):
5,140,111	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	5,585,252
2,000,000	General Electric Co., 5.00%, 2/1/13	1,936,358

		7,521,610

Information Technology (1.1%):
2,375,000	Cisco Systems Inc., 5.50%, 2/22/16	2,319,470
1,000,000	First Data Corp., 5.625%, 11/1/11	1,001,856

		3,321,326

Supranational Agency (2.5%):
1,860,000	African Development Bank, 6.875%, 10/15/15	2,014,518
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,404,623

		7,419,141

Telecommunications (1.5%):
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,614,938

Transportation (0.3%):
841,826	Burlington Northern & Santa Fe Railway Co. (The), Series 2002-2, 5.14%, 1/15/21	802,168

Total Corporate Bonds (Cost $135,589,235)		133,579,664

U.S. Government Agencies (31.9%):
Federal Agricultural Mortgage Corporation (0.3%):
1,000,000	4.25%, 7/29/08	981,250

Federal Home Loan Bank (9.0%):
4,100,000	5.00%, 10/27/08	4,062,067

7,000,000	5.02%, 11/7/08, Callable 11/7/06 @ 100	6,952,693
1,000,000	4.25%, 8/21/09 (b)	996,301
3,000,000	7.625%, 5/14/10	3,259,764
400,000	5.00%*, 5/26/10, Callable 5/26/06 @ 100	400,000
5,790,945	4.75%*, 10/25/10	5,664,378
5,000,000	4.00%, 12/30/10	4,903,125
535,000	4.87%, 9/7/12	516,708

		26,755,036

Federal Home Loan Mortgage Corp. (11.1%):
2,075,000	6.75%, 5/30/06	2,077,817
1,000,000	3.00%, 3/9/07, MTN (b)	981,932
2,025,000	3.00%, 4/19/07, MTN (b)	1,983,803
2,000,000	3.80%, 6/28/07, Callable 6/28/06 @ 100, MTN	1,969,754
3,500,000	5.00%, 1/28/08, Callable 7/28/06 @ 100, MTN	3,485,570
5,000,000	6.25%, 3/5/12	5,032,130
3,059,791	4.50%, 6/1/14	2,936,420
5,508,893	5.125%, 10/15/15	5,432,032
1,500,000	6.00%, 11/20/15, Callable 11/20/06 @ 100, MTN	1,491,207
3,000,000	6.25%, 4/7/21 (b)	2,956,305
4,767,098	5.10%, 9/1/34	4,622,130

		32,969,100

Federal National Mortgage Assoc. (5.1%):
2,000,000	3.80%, 2/3/09	1,931,924
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100	735,938
1,000,000	6.875%, 9/10/12	1,018,701
6,700,000	5.00%, 3/25/27	6,567,203
5,049,460	5.10%, 10/1/34	4,973,213

		15,226,979

Housing & Urban Development (0.7%):
2,000,000	6.41%, 8/1/14	2,030,224

New Valley Generation IV (0.7%):
2,259,386	4.69%, 1/15/22	2,201,681

Private Export Funding (2.0%):
565,000	7.11%, 4/15/07	575,594
3,105,000	6.67%, 9/15/09	3,252,487
2,200,000	4.97%, 8/15/13	2,150,500

		5,978,581

Small Business Administration Corp. (0.7%):
2,117,760	6.34%, 8/1/11	2,168,577

Special Purpose Entity (1.4%):
4,300,000	Hawaii Superferry, Inc., 5.73%, 4/30/28	4,300,000

Tennessee Valley Authority (1.9%):
5,500,000	5.88%, 4/1/36	5,718,460

Total U.S. Government Agencies (Cost $96,661,240)		95,373,583

U.S. Treasury Bonds (14.5%):
7,900,000	7.25%, 5/15/16	9,209,678
2,850,000	7.875%, 2/15/21	3,601,243
11,000,000	6.25%, 8/15/23	12,160,159
17,815,000	5.50%, 8/15/28	18,268,570

Total U.S. Treasury Bonds (Cost $43,942,024)		43,239,650

U.S. Treasury Notes (7.2%):
3,150,000	4.375%, 5/15/07	3,134,004
2,150,000	3.375%, 11/15/08	2,074,163
3,000,000	4.00%, 6/15/09	2,924,064
1,500,000	4.75%, 3/31/11	1,488,633
12,000,000	4.75%, 5/15/14	11,780,160

Total U.S. Treasury Notes (Cost $21,883,142)		21,401,024

Investment Company (0.9%):
2,569,155	Victory Institutional Money Market Fund, Investor Shares	2,569,155

Total Investment Company (Cost $2,569,155)		2,569,155

Total Investments (Cost $300,644,796) (a) - 99.0%		$296,163,076

Percentages indicated are based upon net assets as of April 30,2006.

*	Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2006. Date reflects final maturity date.
(a)	Represents cost for financial reporting purposes and differs from cost basis by the amount of losses recognized for financial reporting purposes in excess of federal income tax. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,706,994
Unrealized depreciation	(7,233,163)

Net unrealized appreciation	$(4,526,169)

(b)	Security continuously callable with five days notice.
(c)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

Issue Description	Acquisition Date	Cost	Value	Percent of Total Investments	Percent of Net Assets
FGIC Corp., 6.00%, 1/15/34	**	$1,105,698	$964,518	0.3%	0.3%
Fondo Latinamericano, 4.95%, 2/15/11	2/9/06	5,000,000	5,004,320	1.7%	1.7%

Fund Total:			$5,968,838	2.0%	2.0%

**	365,000 shares of this security were acquired on 6/1/05 and 660,000 shares were acquired on 7/18/05.

LLC	– Limited Liability Corporation
MTN	– Medium Term Note
PLC	– Public Limited Company

See notes to Schedules of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (13.3%):
Hawaii (11.8%):
3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @ 100, FGIC	$3,169,260
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	16,907,119
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,171,660
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 6/2/06 @ 101, MBIA	5,061,750
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,562,700
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,583,130

		35,455,619

Virginia (1.5%):
4,615,000	Virginia State Hsg Dev Authority, Series C, 4.25%, 7/1/13	4,567,050

Total Alternative Minimum Tax Paper (Cost $37,666,235)		40,022,669

Municipal Bonds (89.7%):
Arizona (1.3%):
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,187,174
1,605,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,733,240

		3,920,414

Florida (4.5%):
3,000,000	Florida State Department of Transportation GO, 5.00%, 7/1/23, Callable 7/1/12 @ 101	3,114,960
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,804,220
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,192,960
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,406,005

		13,518,145

Georgia (4.6%):
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	475,979

6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	7,577,397
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,552,865
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,179,036

		13,785,277

Hawaii (38.2%):
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,068,220
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	663,552
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,143,917
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,437,338
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,118,500
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,164,760
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,127,380
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Prerefunded 7/1/06 @ 102	1,489,193
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,628,525
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/06 @ 100.5, AMBAC	2,365,927
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,232,540
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,411,695
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,396,637
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,479,640
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,566,630
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	1,560,675
3,075,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,162,853
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,267,876

860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	882,893
1,460,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,501,712
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	605,375
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,153,260
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,153,260
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	557,355
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, Callable 7/1/12 @ 100, FSA	815,978
3,080,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	3,239,452
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,048,310
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,858,059
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,629,997
5,000,000	Hawaii State GO, Series DE, 5.00%, 10/1/21, Callable 10/1/14 @ 100, MBIA	5,201,700
665,000	Hawaii State GO,Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	682,795
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,042,160
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Prerefunded 7/1/11 @ 100, FSA	2,153,060
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Prerefunded 7/1/11 @ 100, FSA	2,502,932
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,436,400
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,691,920
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	956,856
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,253,077
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,045,513
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	942,259
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,695,288
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,742,879
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,766,910

1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,051,920
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	687,443
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,729,732
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,615,300
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,071,980
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,576,754
3,460,000	Honolulu Hawaii City & County, 5.25%, 7/1/19, Callable 7/1/15 @ 100, FGIC	3,703,826
2,125,000	Honolulu Hawaii City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,329,510
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,428,413
1,000,000	Maui County GO, 6.00%, 12/15/08, Escrowed to Maturity, FGIC	1,058,610
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,200,786
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,120,662
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,187,134
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,079,870
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,296,460
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,067,440

		115,051,098

Illinois (1.8%):
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,182,480
3,000,000	Illinois University Auxiliary Facility Revenue, Series B, 5.125%, 4/1/22, Callable 4/1/11 @ 100, FGIC	3,116,490

		5,298,970

Indiana (1.8%):
1,780,000	Indianapolis Local Public Improvement Bond Bank Revenue, Series E, 5.00%, 1/1/19, Callable 1/1/14 @ 100, AMBAC	1,851,058
1,525,000	Munster School Building Corp., First Marketing Revenue, 5.00%, 7/15/22, Callable 1/15/16 @ 100, FSA	1,589,172
1,000,000	St. Joseph County Indiana Jail Building Corp., 5.00%, 1/15/19, Callable 7/15/15 @ 100, AMBAC	1,042,620
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,050,470

		5,533,320

Kentucky (0.4%):
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,354,075

Massachusetts (0.4%):
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,080,580

Michigan (5.0%):
1,000,000	Kentwood Public Schools GO, 5.00%, 5/1/16, Callable 5/1/13 @ 100, MBIA	1,048,050
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,243,330
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,289,530
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,559,569
2,000,000	Wayne Charter County Michigan Airport Revenue, 5.25%, 12/1/12, Callable 12/1/08 @ 101, MBIA	2,077,160
2,800,000	Wyoming Public Schools GO, 5.00%, 5/1/23, Callable 5/1/15 @ 100, FSA	2,925,804

		15,143,443

Missouri (0.7%):
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	2,140,540

Nevada (1.4%):
2,000,000	Henderson Water & Sewer GO, 5.00%, 9/1/16, Callable 9/1/15 @ 100, MBIA	2,114,400
1,915,000	Las Vegas GO, 5.00%, 6/1/18, Callable 6/1/15 @ 100, AMBAC	2,017,759

		4,132,159

New York (0.7%):
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,168,880

Ohio (1.8%):
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,249,980
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,053,920
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,077,840

		5,381,740

Oregon (2.9%):
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,277,568
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,398,900

		8,676,468

Tennessee (0.5%):
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,645,872

Texas (13.0%):
2,000,000	Dallas County Texas Utilities & Reclamation Dist GO, 5.25%, 2/15/17, Callable 2/15/13 @ 100, MBIA	2,121,500
5,545,000	Dallas Texas GO, 5.00%, 2/15/17, Callable 2/15/13 @ 100	5,794,136
2,670,000	Denton Texas Utility System Revenue, 5.00%, 12/1/20, Callable 12/1/15 @ 100, FSA	2,804,675
1,505,000	Flower Mound GO, 5.00%, 3/1/20, Callable 3/1/15 @ 100, AMBAC	1,572,620
2,775,000	Houston Independent School District GO, 5.00%, 2/15/21, Callable 2/15/15 @ 100, PSF-GTD	2,895,047
5,000,000	Lewisville Texas Independent School District GO, 7.16%, 8/15/22, PSF-GTD (b)	2,298,600
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,436,717
2,110,000	North Harris Montgomery Community College District, Limited Tax GO, Series A, 5.00%, 2/15/19, Callable 2/15/15 @ 100, MBIA	2,209,107
5,000,000	Tarrant County Texas Health Facilities Revenue, 5.25%, 2/15/22, Callable 2/15/08 @ 102, MBIA	5,184,450
1,260,000	Texas State GO, 5.00%, 10/1/17, Callable 10/1/12 @ 100	1,311,786
5,000,000	Texas State Highway Improvements, First Tier, 5.00%, 4/1/16	5,304,700
5,915,000	Williamson County Texas, Series A GO, 5.00%, 2/15/20, Callable 2/15/14 @ 100, MBIA	6,154,261

		39,087,599

Washington (10.4%):
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,605,660
2,000,000	Energy Northwest Washington Electric Revenue, 5.25%, 7/1/16, Callable 7/1/13 @ 100, MBIA	2,123,520
2,085,000	Energy Northwest Washington Electric Revenue, Series B, 6.00%, 7/1/18, Callable 07/01/12 @ 100, AMBAC	2,310,597
2,000,000	Lewis County Washington Public Utilities Revenue, 5.00%, 10/1/17, Callable 10/1/13 @ 100, MBIA	2,084,100
4,800,000	Seattle Public Improvement Limited Tax GO, 5.00%, 8/1/24, Callable 8/1/15 @ 100	4,983,216
1,365,000	Seattle Washington Improvements and Refunding Limited Tax GO, 5.00%, 7/1/20, Callable 7/1/12 @ 100	1,412,420
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,209,285
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,066,760

2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,061,238
5,000,000	Washington State, 5.00%, 1/1/20, Callable 1/1/12 @ 100	5,176,450
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,248,240

		31,281,486

Wisconsin (0.3%):
1,000,000	Milwaukee Sewage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,040,440

Total Municipal Bonds (Cost $259,231,196)		270,240,506

Total Investments (Cost $296,897,431) (a) - 103.0%		$310,263,175

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for federal income tax purpose and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$13,897,150
Unrealized depreciation	(531,406)

Net unrealized appreciation	$13,365,744

(b)	Rate represents the effective yield at purchase.

AMBAC	– Insurer by AMBAC Indemnity Corporation
FGIC	– Insured by the Financial Guaranty Insurance Corporation
FSA	– Insured by Financial Security Assurance
GO	– General Obligation
MBIA	– Insured by Municipal Bond Insurance Association
PSF-GTD	– Insured by Permanent School Funding Guarantee

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (96.0%):
Federal Farm Credit Bank (14.1%):
176,000	4.66%, 5/4/06 (b)	$175,909
12,000	4.69%, 5/17/06 (b)	11,973
35,000	4.79%, 6/12/06 (b)	34,801
1,000,000	5.50%, 6/15/06	1,000,000
25,000	2.95%, 9/8/06	24,807
250,000	6.30%, 8/8/07	253,453
200,000	6.52%, 9/24/07	203,639
130,000	3.61%, 4/15/08 (d)	126,348
610,000	3.50%, 7/28/08	589,109
200,000	3.375%, 3/16/09	190,659
1,000,000	4.125%, 7/17/09	969,879
4,415,000	4.25%, 2/22/10, Callable 2/22/07 @ 100	4,263,711
1,000,000	4.70%, 8/11/10 (d)	975,014
400,000	5.45%, 11/2/10 (d)	396,973
500,000	5.50%, 1/3/11 (d)	496,316

		9,712,591

Federal Home Loan Bank (81.9%):
70,000	1.90%, 7/7/06	69,585
1,000,000	5.25%, 8/15/06	1,000,000
65,000	4.61%, 11/6/06	64,838
275,000	4.875%, 11/15/06	274,503
2,000,000	6.79%, 2/5/07	2,023,320
2,710,000	4.875%, 2/15/07	2,703,304
890,000	5.00%, 3/8/07	888,608
365,000	6.995%, 4/2/07	370,873
1,000,000	4.00%, 4/18/07, Callable 7/18/06 @ 100	989,059
500,000	4.875%, 5/15/07	498,550
1,500,000	7.625%, 5/15/07	1,536,839
210,000	7.325%, 5/30/07	214,703
50,000	2.60%, 6/4/07 (c)	48,656
2,000,000	4.00%, 7/2/07, Callable 5/2/06 @ 100	1,973,864
255,000	6.50%, 8/15/07	259,205
1,925,000	5.00%, 1/28/08, Callable 7/28/06 @ 100	1,916,366
254,167	3.75%, 2/6/08 (c)	248,268
1,000,000	4.625%, 4/14/08 (c)	989,376
250,000	3.50%, 4/15/08	242,476
2,000,000	4.25%, 4/21/08, Callable 7/21/06 @ 100	1,965,032
400,000	3.625%, 4/23/08 (c)	388,500
1,000,000	6.185%, 5/6/08	1,020,011
275,000	5.05%, 5/28/08, Callable 5/28/06 @ 100	273,649
1,500,000	4.57%, 10/17/08 (c)	1,477,553
100,000	4.00%, 2/20/09, Callable 5/20/06 @ 100	97,001
275,000	5.25%, 2/27/09, Callable 5/27/06 @ 100	273,739
1,000,000	5.25%, 3/2/09	997,165
5,000,000	5.50%, 5/1/09, Callable 5/1/07 @ 100	4,999,869
100,000	4.00%, 10/30/09, Callable 7/30/06 @ 100	96,224

6,000,000	5.00%, 11/3/09, Callable 11/3/06 @ 100	5,949,557
5,000,000	4.375%, 2/2/10, Callable 2/2/07 @ 100	4,851,375
200,000	4.20%, 5/7/10	192,390
200,000	4.00%, 7/30/10, Callable 7/30/06 @ 100	190,543
160,000	4.22%, 7/30/10	153,609
200,000	4.06%, 8/6/10, Callable 5/6/06 @ 100	190,904
1,750,000	4.125%, 8/13/10	1,676,558
4,500,000	4.375%, 9/17/10	4,350,191
1,000,000	5.125%, 11/1/10, Callable 11/1/06 @ 100	986,652
1,750,000	4.75%, 12/10/10	1,712,639
1,000,000	4.75%, 12/30/10	973,533
3,000,000	4.625%, 2/18/11	2,924,205
1,000,000	5.625%, Callable 02/28/07 @ 100 2/28/11	996,759
3,200,000	4.875%, 3/11/11	3,147,488

		56,197,539

Total U.S. Government Agencies (Cost $66,637,073)		65,910,130

U.S. Treasury Notes (2.6%):
U.S. Treasury Notes (2.6%):
20,000	2.75%, 8/15/07	19,469
14,000	3.00%, 2/15/08	13,556
65,000	2.625%, 5/15/08	62,212
75,000	3.25%, 8/15/08	72,407
67,000	3.125%, 10/15/08	64,333
175,000	3.00%, 2/15/09	166,524
300,000	3.875%, 5/15/10	288,844
393,000	3.625%, 6/15/10	374,609
750,000	4.375%, 12/15/10	733,448

Total U.S. Treasury Notes (Cost $1,853,456)		1,795,402

Total Investments (Cost $68,490,529) (a) - 98.6%		$67,705,532

Percentages indicated are based upon net assets as of April 30, 2006.

(a)	Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$10,923
Unrealized depreciation	(795,920)

Net unrealized depreciation	$(784,997)

(b)	Rate represents the effective yield at purchase.
(c)	Security continuously callable with five days notice.
(d)	Security continuously callable with seven days notice.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (5.7%):
Hawaii (4.2%):
610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$670,787
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,001,410
1,160,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,160,011

		2,832,208

Utah (1.5%):
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/06 @ 102, AMBAC	1,021,890

Total Alternative Minimum Tax Paper (Cost $3,849,816)		3,854,098

Municipal Bonds (81.1%):
Hawaii (49.2%):
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101, FSA	1,117,398
5,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 3.83%*, 7/1/26, Callable 6/8/06 @ 100	5,000,000
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,044,420
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,178,003
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,038,580
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,019,070
425,000	Hawaii State GO, Series CU, 5.75%, 10/1/09, MBIA	452,383
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,080,160
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,298,500
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,073,250
6,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	6,226,739
3,000,000	Hawaii State GO, Series DI, 5.00%, 3/1/10, FSA	3,131,310
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,016,840
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	775,020
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,206,384

1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,193,459
3,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/13, Callable 7/1/09 @ 101	3,150,330
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,014,480
1,000,000	Honolulu City and County GO, Series B, 5.125%, 7/1/16, Prerefunded 7/1/09 @ 101	1,051,920

		33,068,246

Maine (4.7%):
3,035,000	Maine State Turnpike Authority Turnpike Revenue, 5.375%, 7/1/14, Callable 7/1/08 @ 101, MBIA	3,163,654

Michigan (3.9%):
1,000,000	Detroit Convention Facilities Revenue, Cobo Hall, 5.00%, 9/30/12, MBIA	1,064,720
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,542,555

		2,607,275

Minnesota (3.9%):
2,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	2,626,925

Nevada (5.7%):
1,280,000	Clark County Nevada Airport Revenue, 5.25%, 7/1/12, Callable 7/1/08 @ 101, MBIA	1,329,894
2,430,000	Clark County Passenger Facilities Charge Revenue, 5.375%, 7/1/14, Callable 7/1/08 @ 101, MBIA	2,524,794

		3,854,688

New Jersey (0.6%):
395,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, AMBAC	395,474

New York (1.6%):
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,073,900

Pennsylvania (3.7%):
1,370,000	Chester Upland School District GO, 4.40%, 5/15/15, State Aid Withholding	1,358,903
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,117,684

		2,476,587

Texas (3.1%):
1,000,000	Dallas Texas Waterworks & Sewer Systems Revenue, 5.25%, 10/1/11	1,070,790
1,000,000	El Paso Texas Independent School District GO, 5.25%, 2/15/16, Callable 2/15/09 @ 100	1,037,900

		2,108,690

Utah (1.5%):
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,015,730

Washington (3.2%):
2,000,000	Seattle Municipal Light & Power Revenue, 5.50%, 3/1/12, Callable 3/1/11 @ 100	2,142,200

Total Municipal Bonds (Cost $54,446,293)		54,533,369

U.S. Government Agencies (11.8%):
Federal Home Loan Bank (11.8%):
6,000,000	4.66%, 7/12/06 (b)	5,941,620
2,000,000	4.00%, 7/2/07, Callable 5/2/06 @ 100	1,973,864

Total U.S. Government Agencies (Cost $7,932,603)		7,915,484

Total Investments (Cost $66,228,712) (a) - 98.6%		$66,302,951

Percentages indicated are based upon net assets as of April 30, 2006.

*	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30,2006. Date reflects final maturity date.
(a)	Represents cost for federal income tax purposes and differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation	$276,509
Unrealized depreciation	(202,270)

Net unrealized appreciation	$74,239

(b)	Rate represents the effective yield at purchase.

AMBAC	– Insured by AMBAC Indemnity Corporation
FGIC	– Insured by the Financial Guaranty Insurance Corporation
FSA	– Insured by Financial Security Assurance
FNMA	– Insured by Federal National Mortgage Association Collateral
GO	– General Obligation
MBIA	– Insured by Municipal Bond Insurance Association

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments	April 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.7%):
Federal Farm Credit Bank (6.6%):
2,000,000	2.88%, 6/29/06	$1,992,755
2,000,000	3.35%, 1/19/07	1,974,226
2,000,000	4.10%, 2/1/07	1,983,932
304,000	2.74%, 2/2/07	298,543
1,480,000	4.60%, 8/8/08	1,459,799

		7,709,255

Federal Home Loan Bank (92.1%):
5,896,000	4.71%, 5/1/06 (b)	5,895,229
750,000	2.60%, 5/11/06 (c)	749,496
400,000	6.665%, 6/23/06	400,797
100,000	2.10%, 6/26/06	99,524
1,000,000	2.55%, 8/14/06	992,599
1,000,000	2.375%, 8/15/06	992,070
1,000,000	2.875%, 8/15/06	993,478
1,000,000	2.70%, 8/21/06	992,551
1,250,000	2.57%, 8/25/06	1,239,915
1,175,000	2.60%, 9/1/06	1,165,152
1,000,000	3.875%, 9/6/06	995,598
1,600,000	3.125%, 9/15/06	1,588,134
3,000,000	3.50%, 9/15/06	2,981,505
380,000	2.33%, 10/16/06 (c)	375,084
750,000	3.03%, 10/19/06 (c)	742,487
1,750,000	3.00%, 10/20/06 (c)	1,732,106
5,000,000	4.01%, 10/27/06	4,971,260
1,115,000	3.125%, 11/15/06	1,102,757
1,000,000	3.875%, 12/1/06	992,371
550,000	2.72%, 12/8/06	541,974
250,000	2.75%, 12/15/06	246,250
2,665,000	3.375%, 12/15/06 (c)	2,636,610
925,000	2.33%, 12/29/06	907,951
750,000	2.50%, 12/29/06 (c)	736,916
690,000	2.875%, 12/29/06	679,658
500,000	2.30%, 1/12/07	490,207
200,000	3.50%, 1/18/07	197,680
860,000	2.65%, 1/22/07	844,577
500,000	2.74%, 2/2/07 (c)	491,025
220,000	2.80%, 2/9/07 (c)	216,052
785,000	2.80%, 2/9/07	770,914
335,000	2.625%, 2/16/07	328,409
7,750,000	5.125%, 2/20/07	7,745,807
2,000,000	3.625%, 2/28/07	1,975,020
5,530,000	5.00%, 3/2/07 (c)	5,517,491
2,000,000	5.05%, 3/28/07 (c)	1,996,310
500,000	2.65%, 4/5/07 (c)	488,647
3,000,000	4.00%, 4/18/07 (c)	2,967,177
675,000	2.75%, 4/27/07 (c)	659,313
1,700,000	3.28%, 5/7/07 (c)	1,668,666
300,000	3.70%, 5/10/07 (c)	295,668
2,000,000	3.625%, 6/20/07	1,966,466
1,000,000	4.00%, 6/22/07 (c)	987,227
5,000,000	4.00%, 7/2/07 (c)	4,934,660
200,000	3.70%, 8/10/07	196,436
1,000,000	3.875%, 9/14/07	982,915
2,210,000	4.25%, 9/26/07, Callable 9/26/06 @ 100	2,182,508
525,000	4.30%, 10/4/07	518,769
90,000	6.20%, 10/10/07	90,737
100,000	3.02%, 11/6/07 (c)	96,940
755,000	3.385%, 11/6/07, Callable 5/6/06 @ 100	735,883
2,000,000	5.00%, 11/23/07 (c)	1,991,876
4,000,000	5.05%, 12/14/07, Callable 6/14/06 @ 100 (c)	3,985,628
3,950,000	5.00%, 12/17/07 (c)	3,933,023
160,000	3.02%, 12/28/07 (c)	154,661
6,000,000	4.125%, 1/4/08 (c)	5,902,398
8,875,000	5.00%, 1/28/08 (c)	8,835,197
485,000	4.00%, 2/22/08 (c)	475,503
1,500,000	4.61%, 2/28/08 (c)	1,484,990
1,000,000	5.10%, 3/6/08, Callable 9/6/08 @ 100	997,741
470,000	3.70%, 3/12/08	458,108
1,185,000	4.25%, 4/21/08 (c)	1,164,281
335,000	4.00%, 7/14/08 (c)	327,063
200,000	4.15%, 8/11/08	195,689
3,000,000	5.00%, 1/23/09, Callable 1/23/07 @ 100	2,980,692
1,500,000	5.25%, 3/2/09	1,495,748

		108,479,574

Total U.S. Government Agencies (Cost $116,916,238)		116,188,829

U.S. Treasury Notes (0.5%):
100,000	2.00%, 5/15/06	99,900
75,000	2.25%, 2/15/07	73,456
370,000	3.125%, 5/15/07	363,395

Total U.S. Treasury Notes (Cost $543,642)		536,751

Total Investments (Cost $117,459,880) (a) - 99.2%		$116,725,580

Percentages indicated are based upon net assets as of April 30,2006.

(a)	Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(734,300)

Net unrealized depreciation	$(734,300)

(b)	Rate represents the effective yield at purchase.
(c)	Security continuously callable with five days notice.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

Pacific Capital Funds (the “Trust”) was organized as a Massachusetts business trust on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of April 30, 2006, the Trust consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund, the Mid-Cap Fund, the Growth Stock Fund, the Growth and Income Fund, the Value Fund, the Diversified Fixed Income Fund, the Tax-Free Securities Fund, the Short Intermediate U.S. Government Securities Fund, the Tax-Free Short Intermediate Securities Fund and the Ultra Short Government Fund. Each of the Funds may offer the following share classes: A Shares, C Shares and Y Shares. In addition, the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund, the Growth Stock Fund, the Growth and Income Fund, the Value Fund, the Diversified Fixed Income Fund, the Tax-Free Securities Fund and the Ultra Short Government Fund may also offer B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) fees, voting rights on matters affecting a single class of shares, sales charges and exchange privileges. The A Shares of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund, the Mid-Cap Fund, the Growth Stock Fund, the Growth and Income Fund, and the Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the A Shares for Diversified Fixed Income Fund and the Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the A Shares for the Short Intermediate U.S. Government Securities Fund, the Tax-Free Short Intermediate Securities Fund, and the Ultra Short Government Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% as a percentage of original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining from 5.00% within the first year to 0% after the sixth year. The C Shares have a CDSC of 1.00% as a percentage of the original purchase price if redeemed within twelve months of purchase.

Effective June 1, 2003, investors are not able to make new purchases of B Shares, except through dividend or distribution reinvestments in B Shares and exchanges of B Shares of a Fund for B Shares of another Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities, the principal market for which is not an exchange or an over-the-counter market, are valued using an independent pricing service. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between costs and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of a increase or decrease greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Foreign Currency Translation

The accounting records of the Trust are maintained in U.S. dollars. Investment securities of the New Asia Growth Fund and International Stock Fund denominated in foreign currencies are translated into U.S. dollars at current exchange rates.

Concentrations of Credit Risk

The New Asia Growth Fund has a majority of its portfolio invested in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within or affecting that region.

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their portfolio invested in the securities of issuers in Hawaii. Such concentration may subject those Funds to the effects of economic developments occurring within or affecting Hawaii.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant of guidelines established by the Board. Not all restricted securities are considered illiquid. The restricted securities held as of April 30, 2006 are identified on each applicable Fund’s Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato, Treasurer

Date	6/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato, Treasurer

Date	6/28/06

By (Signature and Title)*	/s/ William P. Henry, Jr.,President

Date	6/28/06

*	Print the name and title of each signing officer under his or her signature.